GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
1.	GENERAL

Frontline Ltd. (the "Company" or "Frontline") is an international shipping company incorporated in Bermuda as an exempted company under the Bermuda Companies Law of 1981 on June 12, 1992. The Company is engaged primarily in the operation of oil tankers and oil/bulk/ore, or OBO carriers, which are currently configured to carry dry cargo. The Company owns and leases these vessels. The Company operates oil tankers of two sizes: VLCCs, which are between 200,000 and 320,000 dwt, and Suezmax tankers, which are vessels between 120,000 and 170,000 dwt. The Company operates through subsidiaries and partnerships located in the Bahamas, Bermuda, the Cayman Islands, India, the Isle of Man, Liberia, Norway, the United Kingdom and Singapore. The Company is also involved in the charter, purchase and sale of vessels.

The Company's Ordinary Shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange under the symbol of "FRO".

In October 2003, the Company established Ship Finance International Limited ("Ship Finance") in Bermuda.  Through transactions executed in January 2004, the Company transferred to Ship Finance ownership of 46 vessel-owning entities each owning one vessel and its corresponding financing, and one entity owning an option to acquire a VLCC. The Company then leased these vessels back on long-term charters. Between May 2004 and March 2007, the Company distributed all of its shareholding in Ship Finance to its shareholders except for 73,383 shares, which represents 0.01% of Ship Finance's total shares.

In February 2008, the Company spun off 17.53% of its holding in its subsidiary Independent Tankers Corporation Limited ("ITCL") to Frontline shareholders in conjunction with the listing of ITCL on the Norwegian over-the-counter ("NOTC") market. In August 2010, the Company sold 25% of SeaTeam Singapore Pte Limited ("SeaTeam Management") to Golden Ocean Group Limited for $0.1 million and recognized a gain on sale of $0.2 million in the statement of equity.

The Company completed a restructuring of its business in December 2011. The restructuring included the sale of 15 wholly-owned special purpose companies ("SPCs"), which together owned five VLCC newbuilding contracts, six VLCCs, including one on time charter, and four Suezmax tankers to Frontline 2012 Limited ("Frontline 2012"). The sale of these SPCs resulted in a loss of $307.0 million, which was recorded in 2011 (see Note 4). In addition, the Company obtained agreements with its major counterparts whereby the gross charter payment commitment under existing chartering arrangements on 32 vessels (see Note 17) were reduced.